Shareholder Fees {- Fidelity Mid-Cap Stock Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Mid-Cap Stock Fund K PRO-08 | Fidelity Mid-Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none